Share-based compensation	12 Months Ended
Dec. 31, 2025
Share-based compensation
Share-based compensation
21.	Share-based compensation

Equity incentive plan

On May 7, 2025, the shareholders approved the omnibus incentive plan (the “Omnibus Plan”) providing for a maximum of 27,324,297 Common Shares issuable pursuant to the Omnibus Plan (less all awards issued under existing plans) being the 20% issued and outstanding Common Shares as of the date the Omnibus Plan was adopted. The Omnibus Plan replaced the Company’s (i) 10% rolling stock option plan adopted on November 20, 2020 as amended and restated on March 21, 2023, which was last approved by shareholders of the Company on May 7, 2024; (ii) the deferred share unit plan of the Company adopted on November 20, 2020, as amended and restated on March 17, 2023, which was last approved by shareholders of the Company on May 7, 2024; and (iii) the restricted share unit plan of the Company adopted on November 20, 2020, as amended and restated on March 17, 2023.

Share options

The Omnibus Plan provides for the issuance of stock options to acquire common shares to directors, officers, employees, consultants or investor relation service providers of the Company.

The following table summarizes information about the movement of the share options under the Company’s plan:

	2025		2024
		Weighted		Weighted
		average		average
	Number of	exercise	Number of	exercise
	options	price	options	price
		$		$
Outstanding – Beginning of period	5,229,369	5.53	2,700,077	9.64
Granted	1,514,300	2.51	3,163,100	2.74
Exercised	(18,733)	2.88	—	—
Forfeited	(845,600)	2.97	(516,354)	8.19
Expired	(472,742)	16.21	(117,454)	12.92
Outstanding – End of period	5,406,594	4.16	5,229,369	5.53
Exercisable – End of period	2,081,127	6.05	1,260,721	11.74

The following table summarizes the share options outstanding as at December 31, 2025:

		Options outstanding		Options exercisable
			Weighted		Weighted
			average		average
	Exercise		remaining contractual		remaining contractual
Grant date	price	Number	life (years)	Number	life (years)
	$
February 5, 2021	24.30	10,533	0.10	10,533	0.10
June 23, 2021	21.30	93,498	0.48	93,498	0.48
August 16, 2021	16.89	31,199	0.62	31,199	0.62
November 12, 2021	16.20	13,997	0.87	13,997	0.87
June 30, 2022	6.49	452,800	1.48	452,800	1.48
November 18, 2022	6.28	77,500	1.88	77,500	1.88
April 3, 2023	6.59	898,134	2.23	602,801	2.22
April 3, 2024	2.88	165,633	3.03	57,365	2.59
July 4, 2024	2.72	2,224,300	3.51	741,434	3.51
April 2, 2025	2.20	165,100	4.25	—	—
May 13, 2025	2.57	1,273,900	4.36	—	—
	4.16	5,406,594	3.23	2,081,127	2.39

The options, when granted, are accounted for at their fair value determined by the Black-Scholes option pricing model based on the vesting period and on the following weighted average assumptions:

	2025	2024
Dividend per share	—	—
Expected volatility	81%	66%
Risk-free interest rate	2.6%	3.7%
Expected life	4 years	4 years
Weighted average share price	$2.51	$2.74
Weighted average fair value of options granted	$1.52	$1.45

The expected volatility is estimated by benchmarking with companies having businesses similar to Osisko Development. The historical volatility of the common share price of these companies was used for benchmarking back from the date of grant and for a period corresponding to the expected life of the options.

The fair value of the share options is recognized as compensation expense over the vesting period. During the year ended December 31, 2025, the total share-based compensation related to share options granted under the Company’s plan amounted to $2.4 million ($2.3 million for the year ended December 31, 2024).

Deferred and restricted share units (“DSU” and “RSU”)

The Omnibus Plan provides for the issuance of DSU and RSU to directors, officers, employees or consultants of the Company.

The following table summarizes information about the DSU and RSU movements:

	2025		2024
	DSU	RSU	DSU	RSU
Outstanding – Beginning of period	606,463	1,219,125	294,713	1,078,285
Granted	288,397	1,279,100	363,250	492,200
Settled	(77,063)	(385,685)	—	(102,583)
Forfeited	—	(327,908)	(51,500)	(248,777)
Outstanding– End of period	817,797	1,784,632	606,463	1,219,125
Vested – End of period	529,400	—	374,713	—
(i)	Unless otherwise approved by the board of directors of the Company, the DSU vest the day prior to the next annual general meeting and are payable in common shares, cash or a combination of common shares and cash, at the sole discretion of the Company, to each director when he or she leaves the board or is not re-elected. The value of the payout is determined by multiplying the number of DSU expected to be vested at the payout date by the closing price of the Company’s shares on the day prior to the grant date. The fair value is recognized over the vesting period. On the settlement date, one common share will be issued for each DSU, after deducting any income taxes payable on the benefit earned by the director that must be remitted by the Company to the tax authorities.

The total share-based compensation expense related to the Company’s DSU and RSU plans for year ended December 31, 2025 amounted to $1.6 million ($1.3 million for the year ended December 31, 2024).

Based on the closing price of the common shares at December 31, 2025 of $4.65 (2024 – $2.34), and considering a marginal income tax rate of 53.3%, the estimated amount that Osisko Development is expected to transfer to the tax authorities to settle the employees’ tax obligations related to the vested RSU and DSU to be settled in equity amounts to $1.3 million ($0.5 million as at December 31, 2024) and $6.5 million based on all RSU and DSU outstanding ($2.3 million as at December 31, 2024).